EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 27, 2013
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

The Company has a qualified profit sharing plan under Section 401(k) of the Internal Revenue Code. Pursuant to the 401(k) plan, the Company matches employee contributions at a rate of 25% of the first 5% contributed by the employees, up to a maximum of $3,188 per employee. Company contributions to the 401(k) plan were as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Company contributions	$1,384	$371	$819	$1,120